Cover	Jul. 20, 2026
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in its Current Report on Form 8-K filed with the Securities and Exchange Commission on July 20, 2026 (the “Original Form 8-K”), on that same day (the “Closing Date”), after obtaining the requisite shareholder approval and satisfying the closing conditions, Niki BioSolutions, Inc. (formerly known as Aptorum Group Limited) (the “Company”) consummated its previously announced merger (the “Closing”) pursuant to that certain Agreement and Plan of Merger on July 14, 2025, (the “Merger Agreement”), between Aptorum and DiamiR Biosciences Corp., a Delaware corporation (“DiamiR”), pursuant to which, among other matters, Aptorum was to form a direct, wholly owned subsidiary in the state of Delaware (“Merger Sub”).
Document Period End Date	Jul. 20, 2026
Entity File Number	001-38764
Entity Registrant Name	Niki BioSolutions, Inc.
Entity Central Index Key	0001734005
Entity Tax Identification Number	42-3265309
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	116 Village Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	951-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	NIKI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	Aptorum Group Limited
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1BN